INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

March 31, 2025
Customer list	$330,514
Less: accumulated amortization	(3,443)
Intangible assets, net	$327,071

The Company acquired a customer list from Netclass Japan and expects to benefit from it for around 8 years. Therefore, for prudent purpose, the Company recorded it as an intangible asset and amortized it over 8 years, on a straight-line basis, from acquisition date. Amortization for the six months ended March 31, 2025 was $3,462.